UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177729
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 13	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 585	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
September 2, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
☑	on September 2, 2014 pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated September 2, 2014
to the following prospectus(es):
Nationwide DestinationSM All American Gold 2.0 prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
Enhanced Surrender Value for Terminal Illness
1. The first sentence of the last paragraph of the Full Surrenders sub-section under Surrender/Withdrawal Prior to Annuitization is replaced with the following:
Except for a surrender made in accordance with Enhanced Surrender Value for Terminal Illness, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract.
2. The following sub-section is added to Surrender/Withdrawal Prior to Annuitization:
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Dollar Cost Averaging for Living Benefits
1. The "Nationwide Lifetime Income Capture Investment Requirements" subsection in the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
2. The first sentence of the first paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits."
3. The last sentence of the second paragraph of the "Dollar Cost Averaging for Living Benefits" subsection of the "Contract Owner Services" section is deleted and replaced with the following:

Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Nationwide Lifetime Income Capture Option
1. Effective __________, 2014, or the date of state approval (whichever is later), the "Roll-up Interest Rate" subsection of the "Nationwide Lifetime Income Capture Option" subsection of the "Optional Contract Benefits, Charges, and Deductions" section is deleted in its entirety and replaced with the following:
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
The Roll-up Interest Rate for the first Option Year is the greater of:
1.	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
2.	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Roll-up Interest Rate for Option Years two through fifteen will be calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed; and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
The Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
The Variable Rate for the first Option Year will be the Variable Rate that when added to its corresponding Defined Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date) results in the greater Roll-up Interest Rate.
For the first Option Year, if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or if the Contract's Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
2

Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
The Defined Rate for the first Option Year will be the Defined Rate that when added to its corresponding Variable Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date) results in the greater Roll-up Interest Rate.
For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is determined by using the greater of the Defined Rate in effect on the Application Date or the Defined Rate in effect on the Option Issue Date. If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
3

Incorporation by Reference
The prospectus supplement dated July 2, 2014, and the prospectus, except as modified by this supplement, that was effective May 1, 2014, previously filed with the Commission under SEC file No. 333-177729, are hereby incorporated by reference and made a part of this registration statement.

Nationwide DestinationSM All American Gold 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	24.705828	33.613007	36.05%	5,591
2012	21.097393	24.705828	17.10%	2,179
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.164498	11.246597	10.65%	4,337
2012*	10.000000	10.164498	1.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	15.385268	13.918761	-9.53%	39,654
2012	14.494173	15.385268	6.15%	19,202
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	16.309491	20.942467	28.41%	22,280
2012	14.196027	16.309491	14.89%	7,735
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.122148	12.064883	19.19%	922,425
2012*	10.000000	10.122148	1.22%	53,705
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.575527	15.353952	13.10%	54,095
2012	12.489067	13.575527	8.70%	9,954
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.246999	22.47%	3,429
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	24.723264	34.389346	39.10%	15,868
2012	21.609807	24.723264	14.41%	2,788

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.787890	23.158254	30.19%	114,694
2012	15.583821	17.787890	14.14%	3,463
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	18.357321	21.925191	19.44%	16,143
2012	16.861989	18.357321	8.87%	12,423
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.615311	15.234807	11.89%	104,072
2012	12.344227	13.615311	10.30%	52,836
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.768453	15.738060	14.31%	89,475
2012	12.318852	13.768453	11.77%	15,351
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.665277	16.400060	20.01%	4,894
2012	12.002448	13.665277	13.85%	4,022
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.721636	20.520501	22.72%	18,022
2012	16.151935	16.721636	3.53%	4,773
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.772487	22.456933	26.36%	48,191
2012	15.360050	17.772487	15.71%	26,413
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	17.560229	23.607433	34.44%	41,559
2012	15.528478	17.560229	13.08%	21,707
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.523213	14.059340	-3.19%	41,565
2012	13.912926	14.523213	4.39%	24,662
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	27.392178	36.789783	34.31%	22,145
2012	24.189033	27.392178	13.24%	5,656
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	13.098002	16.851463	28.66%	9,298
2012	11.001017	13.098002	19.06%	3,258
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.283833	12.582030	22.35%	11,476
2012	9.020633	10.283833	14.00%	0

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.354649	15.041481	12.63%	28,572
2012	11.992969	13.354649	11.35%	2,890
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	25.291090	34.060063	34.67%	3,687
2012	21.612003	25.291090	17.02%	2,115
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.233283	11.487935	12.26%	1,151
2012*	10.000000	10.233283	2.33%	147
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.918609	-0.81%	1,234
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.167202	12.352384	21.49%	5,623
2012	9.019786	10.167202	12.72%	23
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.406784	17.482977	30.40%	3,469
2012	11.060501	13.406784	21.21%	2,660
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.968791	12.659081	26.99%	5,534
2012*	10.000000	9.968791	-0.31%	5,915
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.783255	17.048949	23.69%	81,572
2012	11.700313	13.783255	17.80%	10,030
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.826150	11.825257	9.23%	24,448
2012*	10.000000	10.826150	8.26%	2,487
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.078253	12.944900	28.44%	19,149
2012*	10.000000	10.078253	0.78%	13,960
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	22.261226	28.801846	29.38%	9,716
2012	18.182690	22.261226	22.43%	7,647
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.970499	13.343943	33.83%	6,090
2012*	10.000000	9.970499	-0.30%	485
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	31.335568	35.398964	12.97%	520
2012	28.009135	31.335568	11.88%	452

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.238380	14.292266	39.59%	16,391
2012*	10.000000	10.238380	2.38%	4,024
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.849130	26.605168	34.04%	23,932
2012	17.328416	19.849130	14.55%	6,068
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.972877	15.105813	26.17%	47,734
2012	10.447976	11.972877	14.60%	10,463
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.222431	13.076714	27.92%	17,630
2012	9.089118	10.222431	12.47%	14,365
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.654684	20.375888	30.16%	11,174
2012	13.838196	15.654684	13.13%	9,368
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.761815	14.333814	21.87%	1,514,393
2012	10.282856	11.761815	14.38%	509,635
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.945598	11.504300	-3.69%	1,691,637
2012	11.513086	11.945598	3.76%	476,037
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.291636	15.630348	27.16%	28,128
2012	10.185364	12.291636	20.68%	12,633
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.993629	14.085094	28.12%	47,790
2012	9.473308	10.993629	16.05%	10,689
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.524179	12.518558	31.44%	1,794,952
2012	8.230825	9.524179	15.71%	650,302
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	18.070541	24.168378	33.74%	12,645
2012	15.470175	18.070541	16.81%	4,461
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.896205	12.622173	41.88%	7,008
2012	7.703104	8.896205	15.49%	6,549

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.226827	14.006605	36.96%	8,014
2012	9.288702	10.226827	10.10%	7,627
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.812976	12.559301	27.99%	24,035
2012	8.546808	9.812976	14.81%	7,188
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.971118	12.434537	13.34%	1,066,159
2012	9.993661	10.971118	9.78%	572,622
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.532766	12.623676	19.85%	19,326
2012	9.376385	10.532766	12.33%	9,252
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.406770	11.831794	3.73%	163,331
2012	10.734806	11.406770	6.26%	61,375
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.836834	8.37%	175,590
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.975511	9.76%	658,439
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.762993	12.533509	16.45%	843,334
2012	9.689863	10.762993	11.07%	206,066
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.233532	12.571666	22.85%	50,547
2012	9.035018	10.233532	13.27%	23,133
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.169980	12.282434	9.96%	303,228
2012	10.268845	11.169980	8.78%	134,713
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.448172	12.043098	-3.25%	1,493
2012	11.716609	12.448172	6.24%	19,831
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.452380	13.025248	-3.18%	16,935
2012	12.704929	13.452380	5.88%	10,136
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.764967	13.054852	-5.16%	5,785
2012	13.512438	13.764967	1.87%	4,219

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.916447	9.199775	16.21%	1,699
2012	6.950462	7.916447	13.90%	1,304
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.990410	10.754329	19.62%	109,137
2012	7.694006	8.990410	16.85%	194
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	19.406489	24.410332	25.78%	27,599
2012	16.938944	19.406489	14.57%	4,339
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.520328	15.158944	12.12%	960,123
2012	12.504317	13.520328	8.13%	405,433
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.572666	17.213315	18.12%	10,631
2012	13.133714	14.572666	10.96%	7,220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.808862	14.309590	3.63%	321,741
2012	13.282450	13.808862	3.96%	169,367
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.671417	6.71%	215,663
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.759988	7.60%	328,299
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.872314	19.451473	15.29%	487,222
2012	15.403616	16.872314	9.53%	72,130
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	18.481146	22.356717	20.97%	20,414
2012	16.435137	18.481146	12.45%	1,106
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	15.508419	16.938973	9.22%	288,904
2012	14.521734	15.508419	6.79%	119,947
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.658311	21.094704	34.72%	13,602
2012	13.376674	15.658311	17.06%	12,396
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	24.932794	32.791237	31.52%	28,525
2012	21.471749	24.932794	16.12%	2,034

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	10.377853	10.258510	-1.15%	74,918
2012	10.498914	10.377853	-1.15%	50,665
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.890146	15.530801	-2.26%	34,139
2012	14.321138	15.890146	10.96%	12,532
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.383592	11.230744	19.68%	4,210
2012	8.217612	9.383592	14.19%	3,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	10.106069	13.427775	32.87%	6,156
2012	8.803074	10.106069	14.80%	1,392
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.541471	12.735469	33.47%	11,365
2012	8.208690	9.541471	16.24%	1,972
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.427761	14.287313	37.01%	9,310
2012	9.201800	10.427761	13.32%	1,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.357084	15.231863	34.12%	9,305
2012	9.875328	11.357084	15.00%	6,795
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	16.309138	23.207171	42.30%	4,127
2012	14.589165	16.309138	11.79%	1,269
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	24.219631	33.523407	38.41%	994
2012	20.366624	24.219631	18.92%	290
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	22.579731	31.371196	38.94%	3,984
2012	19.824409	22.579731	13.90%	238
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	16.162472	20.895881	29.29%	598
2012	14.362170	16.162472	12.54%	595
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	11.093835	11.262367	1.52%	37,642
2012	9.710185	11.093835	14.25%	5,081
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.710717	17.11%	24,945

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.837845	10.724502	-1.05%	19,184
2012	10.591062	10.837845	2.33%	11,560
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.582420	25.82%	3,513
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.911205	16.514477	18.71%	19,747
2012	11.770571	13.911205	18.19%	10,897
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.152337	10.784873	6.23%	0
2012*	10.000000	10.152337	1.52%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.271153	11.740821	14.31%	0
2012*	10.000000	10.271153	2.71%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.288820	11.387543	10.68%	16,557
2012*	10.000000	10.288820	2.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	17.293862	22.469491	29.93%	18,123
2012	15.003542	17.293862	15.27%	8,784
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	24.226087	33.675868	39.01%	4,112
2012	20.828212	24.226087	16.31%	1,614
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.635249	10.524441	-1.04%	39,802
2012*	10.000000	10.635249	6.35%	2,717
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	13.115558	12.113330	-7.64%	1,224
2012	12.608799	13.115558	4.02%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.895761	11.731651	-1.38%	116,221
2012	11.380137	11.895761	4.53%	45,791
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.839073	10.477962	-3.33%	357,821
2012	10.014102	10.839073	8.24%	67,668
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.914208	22.189717	48.78%	20,996
2012	11.517684	14.914208	29.49%	5,633

Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.649712	10.520797	9.03%	15,194
2012*	10.000000	9.649712	-3.50%	3,092
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.833485	24.998295	48.50%	7,757
2012	15.787144	16.833485	6.63%	750

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	24.216588	32.880765	35.78%	14,676
2012	20.721634	24.216588	16.87%	709
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.150789	11.208713	10.42%	8,702
2012*	10.000000	10.150789	1.51%	2,797
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	15.076827	13.612111	-9.72%	34,077
2012	14.232459	15.076827	5.93%	12,352
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	16.058213	20.578136	28.15%	15,794
2012	14.005712	16.058213	14.65%	3,733
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.118850	12.036554	18.95%	226,860
2012*	10.000000	10.118850	1.19%	8,929
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.475079	15.209523	12.87%	52,075
2012	12.421855	13.475079	8.48%	14,010
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.230454	22.30%	10,215
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	24.233727	33.640283	38.82%	2,224
2012	21.224949	24.233727	14.18%	3,179
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.435668	22.653800	29.93%	5,114
2012	15.306274	17.435668	13.91%	10,590
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.993863	21.447636	19.19%	23,592
2012	16.561713	17.993863	8.65%	8,808
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.405569	14.969777	11.67%	12,675
2012	12.178768	13.405569	10.07%	6,609
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.556345	15.464277	14.07%	43,171
2012	12.153713	13.556345	11.54%	3,332
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.454729	16.114724	19.77%	23,710
2012	11.841534	13.454729	13.62%	10,021

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.463930	20.163384	22.47%	28,576
2012	15.935324	16.463930	3.32%	2,754
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.420485	21.967638	26.10%	29,184
2012	15.086420	17.420485	15.47%	6,209
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	17.212475	23.093139	34.17%	38,320
2012	15.251883	17.212475	12.85%	3,580
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.235606	13.753043	-3.39%	41,192
2012	13.665135	14.235606	4.17%	5,197
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.849753	35.988361	34.04%	5,781
2012	23.758224	26.849753	13.01%	1,783
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.870193	16.524903	28.40%	9,954
2012	10.831638	12.870193	18.82%	1,584
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.187087	12.438455	22.10%	11,813
2012	8.953922	10.187087	13.77%	2,684
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.175492	14.809675	12.40%	56,330
2012	11.856123	13.175492	11.13%	2,160
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.790246	33.318067	34.40%	150
2012	21.227051	24.790246	16.79%	172
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.219489	11.449263	12.03%	0
2012*	10.000000	10.219489	2.19%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.905190	-0.95%	3,040
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.122692	12.273453	21.25%	765
2012	8.998555	10.122692	12.49%	200
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.348145	17.371316	30.14%	0
2012	11.034498	13.348145	20.97%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.955345	12.616435	26.73%	3,041
2012*	10.000000	9.955345	-0.45%	457
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.681267	16.888577	23.44%	76,637
2012	11.637337	13.681267	17.56%	8,581
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.811552	11.785431	9.01%	23,228
2012*	10.000000	10.811552	8.12%	3,488
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.064650	12.901284	28.18%	42,518
2012*	10.000000	10.064650	0.65%	12,679
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.820421	28.174446	29.12%	5,128
2012	17.858839	21.820421	22.18%	5,013
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.956837	13.298723	33.56%	18,483
2012*	10.000000	9.956837	-0.43%	2,817
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	30.714992	34.627751	12.74%	691
2012	27.510257	30.714992	11.65%	136
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.224572	14.244140	39.31%	20,746
2012*	10.000000	10.224572	2.25%	4,888
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.456003	26.025521	33.77%	19,768
2012	17.019718	19.456003	14.31%	4,282
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.908476	14.994200	25.91%	33,117
2012	10.412896	11.908476	14.36%	6,301
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.188010	13.006330	27.66%	15,296
2012	9.076913	10.188010	12.24%	2,768
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.538866	20.184237	29.90%	7,675
2012	13.763734	15.538866	12.90%	876

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.604010	14.112912	21.62%	300,286
2012	10.165503	11.604010	14.15%	103,984
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.785385	11.327043	-3.89%	159,253
2012	11.381759	11.785385	3.55%	49,588
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.126730	15.389466	26.91%	59,168
2012	10.069132	12.126730	20.43%	16,189
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.846099	13.867974	27.86%	65,735
2012	9.365156	10.846099	15.81%	27,420
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.415433	12.350590	31.17%	167,118
2012	8.153379	9.415433	15.48%	51,897
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.712598	23.641763	33.47%	12,825
2012	15.194556	17.712598	16.57%	614
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.812490	12.478109	41.60%	11,806
2012	7.646121	8.812490	15.25%	510
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.130566	13.846726	36.68%	2,776
2012	9.219979	10.130566	9.88%	3,258
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.720625	12.415957	27.73%	0
2012	8.483576	9.720625	14.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.867888	12.292622	13.11%	347,412
2012	9.919751	10.867888	9.56%	129,681
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.433676	12.479625	19.61%	33,354
2012	9.307046	10.433676	12.11%	19,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.299466	11.696785	3.52%	70,833
2012	10.655439	11.299466	6.04%	28,429
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.822186	8.22%	48,310

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.960668	9.61%	166,144
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.661747	12.390488	16.21%	212,989
2012	9.618214	10.661747	10.85%	16,800
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.137244	12.428198	22.60%	2,413
2012	8.968194	10.137244	13.04%	1,230
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.064882	12.142261	9.74%	49,261
2012	10.192902	11.064882	8.55%	33,473
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.331110	11.905707	-3.45%	2,808
2012	11.630010	12.331110	6.03%	2,872
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.325910	12.876674	-3.37%	12,104
2012	12.611065	13.325910	5.67%	938
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.492384	12.770434	-5.35%	4,676
2012	13.271782	13.492384	1.66%	4,161
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.841921	9.094737	15.98%	1,212
2012	6.899010	7.841921	13.67%	533
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.869766	10.588556	19.38%	15,926
2012	7.606187	8.869766	16.61%	4,698
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	19.022168	23.878538	25.53%	1,948
2012	16.637218	19.022168	14.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.420290	15.016353	11.89%	128,563
2012	12.437013	13.420290	7.91%	48,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.464860	17.051415	17.88%	11,786
2012	13.063036	14.464860	10.73%	12,108
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.535441	13.997881	3.42%	28,367
2012	13.045914	13.535441	3.75%	6,763

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.656981	6.57%	10,047
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.745433	7.45%	19,696
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.538178	19.027708	15.05%	120,773
2012	15.129256	16.538178	9.31%	13,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	18.115146	21.869660	20.73%	83,490
2012	16.142395	18.115146	12.22%	1,749
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	15.201313	16.569944	9.00%	97,712
2012	14.263081	15.201313	6.58%	53,962
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.542499	20.896330	34.45%	55
2012	13.304699	15.542499	16.82%	35
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	24.439049	32.076894	31.25%	7,714
2012	21.089310	24.439049	15.88%	3,153
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	10.171524	10.034210	-1.35%	11,069
2012	10.311101	10.171524	-1.35%	5,311
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.575561	15.192521	-2.46%	12,822
2012	14.066138	15.575561	10.73%	5,087
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.295303	11.102585	19.44%	2,819
2012	8.156839	9.295303	13.96%	3,908
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	10.010976	13.274541	32.60%	3,380
2012	8.737966	10.010976	14.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.451663	12.590098	33.21%	15,330
2012	8.147953	9.451663	16.00%	2,694
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.329616	14.124232	36.74%	12,083
2012	9.133713	10.329616	13.09%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.250215	15.058030	33.85%	8,112
2012	9.802270	11.250215	14.77%	2,279
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.986134	22.701579	42.01%	4,591
2012	14.329288	15.986134	11.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.739961	32.793069	38.13%	4,417
2012	20.003825	23.739961	18.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	22.132590	30.687821	38.65%	0
2012	19.471320	22.132590	13.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.842417	20.440667	29.02%	1,925
2012	14.106368	15.842417	12.31%	1,926
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.989318	11.133697	1.31%	85,333
2012	9.638248	10.989318	14.02%	15,683
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.694886	16.95%	29,631
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.735896	10.602135	-1.25%	3,929
2012	10.512764	10.735896	2.12%	1,506
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.565419	25.65%	2,317
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.808265	16.359131	18.47%	6,360
2012	11.707206	13.808265	17.95%	1,184
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.149033	10.759555	6.02%	1,127
2012*	10.000000	10.149033	1.49%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.267804	11.713255	14.08%	0
2012*	10.000000	10.267804	2.68%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.285465	11.360815	10.46%	4,262
2012*	10.000000	10.285465	2.85%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.951357	21.979951	29.66%	2,665
2012	14.736275	16.951357	15.03%	534
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.746363	32.942301	38.73%	5,728
2012	20.457250	23.746363	16.08%	420
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.620910	10.488976	-1.24%	25,352
2012*	10.000000	10.620910	6.21%	5,098
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	13.018453	11.999326	-7.83%	3,143
2012	12.540903	13.018453	3.81%	1,865
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.807707	11.621253	-1.58%	91,070
2012	11.318862	11.807707	4.32%	23,061
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.802571	10.421545	-3.53%	118,932
2012	10.000665	10.802571	8.02%	48,600
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.833985	22.025783	48.48%	27,975
2012	11.478993	14.833985	29.23%	5,692
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.636684	10.485340	8.81%	25,174
2012*	10.000000	9.636684	-3.63%	10,664
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.558629	24.540435	48.20%	4,583
2012	15.560948	16.558629	6.41%	2,081

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.855345	32.341074	35.57%	841
2012	20.443677	23.855345	16.69%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.849176	13.386176	-9.85%	0
2012	14.038950	14.849176	5.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.871948	20.308520	27.95%	1,167
2012	13.864384	15.871948	14.48%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.116372	12.015318	18.77%	23,031
2012*	10.000000	10.116372	1.16%	23,025
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.400106	15.101908	12.70%	36,518
2012	12.371587	13.400106	8.31%	22,199
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.872229	33.088129	38.61%	0
2012	20.940231	23.872229	14.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.175596	22.281987	29.73%	0
2012	15.100981	17.175596	13.74%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.725526	21.095682	19.01%	56
2012	16.339629	17.725526	8.48%	58
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.250120	14.773700	11.50%	0
2012	12.055916	13.250120	9.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.399134	15.261712	13.90%	11,362
2012	12.031099	13.399134	11.37%	6,550
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.298675	15.903619	19.59%	34,339
2012	11.722046	13.298675	13.45%	14,751

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.272913	19.899161	22.28%	1,921
2012	15.774479	16.272913	3.16%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	17.160639	21.607082	25.91%	4,713
2012	14.884062	17.160639	15.30%	746
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.955741	22.714143	33.96%	1,004
2012	15.047317	16.955741	12.68%	519
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	14.023325	13.527342	-3.54%	0
2012	13.481898	14.023325	4.02%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.449304	35.397752	33.83%	265
2012	23.439599	26.449304	12.84%	306
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.701650	16.283737	28.20%	0
2012	10.706096	12.701650	18.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.114985	12.331646	21.91%	0
2012	8.904117	10.114985	13.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	13.042512	14.637928	12.23%	1,919
2012	11.754372	13.042512	10.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.420447	32.771185	34.20%	0
2012	20.942325	24.420447	16.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.895117	-1.05%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.089386	12.214470	21.06%	0
2012	8.982637	10.089386	12.32%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.304255	17.287894	29.94%	5,641
2012	11.014999	13.304255	20.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.945246	12.584499	26.54%	977
2012*	10.000000	9.945246	-0.55%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.605136	16.769076	23.26%	1,868
2012	11.590239	13.605136	17.38%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.800595	11.755603	8.84%	4,640
2012*	10.000000	10.800595	8.01%	143
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.054450	12.868630	27.99%	23
2012*	10.000000	10.054450	0.54%	26
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.494993	27.712084	28.92%	141
2012	17.619325	21.494993	22.00%	25
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.946570	13.264828	33.36%	0
2012*	10.000000	9.946570	-0.53%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	30.256865	34.059408	12.57%	101
2012	27.141314	30.256865	11.48%	9
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.214213	14.208095	39.10%	6,183
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	19.165838	25.598429	33.56%	645
2012	16.791481	19.165838	14.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.860324	14.910887	25.72%	531
2012	10.386610	11.860324	14.19%	22
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.162203	12.953675	27.47%	0
2012	9.067741	10.162203	12.07%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.452427	20.041485	29.70%	969
2012	13.708059	15.452427	12.73%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.486841	13.949176	21.44%	28,019
2012	10.078216	11.486841	13.98%	20,924
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.666419	11.195652	-4.04%	24,077
2012	11.284076	11.666419	3.39%	20,200
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	12.004302	15.210958	26.71%	253
2012	9.982671	12.004302	20.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.736608	13.707124	27.67%	0
2012	9.284769	10.736608	15.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.334537	12.225884	30.97%	24,898
2012	8.095662	9.334537	15.30%	26,595
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.448408	23.253744	33.27%	657
2012	14.990766	17.448408	16.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.750033	12.370862	41.38%	1,669
2012	7.603512	8.750033	15.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.058850	13.727804	36.47%	1,470
2012	9.168679	10.058850	9.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.651801	12.309310	27.53%	0
2012	8.436374	9.651801	14.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.790994	12.187106	12.94%	19,801
2012	9.864594	10.790994	9.39%	8,196
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.359815	12.372459	19.43%	34,734
2012	9.255266	10.359815	11.93%	21,845
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.219522	11.596375	3.36%	0
2012	10.596201	11.219522	5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.811191	8.11%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.949532	9.50%	15,781
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.586292	12.284112	16.04%	29,942
2012	9.564729	10.586292	10.68%	22,509
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.065473	12.321460	22.41%	0
2012	8.918301	10.065473	12.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.986603	12.038041	9.57%	0
2012	10.136240	10.986603	8.39%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.243899	11.803521	-3.60%	0
2012	11.565384	12.243899	5.87%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.231603	12.766100	-3.52%	0
2012	12.540931	13.231603	5.51%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.291183	12.560856	-5.49%	0
2012	13.093826	13.291183	1.51%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.786405	9.016627	15.80%	862
2012	6.860618	7.786405	13.49%	416
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.738447	23.486640	25.34%	0
2012	16.414092	18.738447	14.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.345609	14.910100	11.72%	3,750
2012	12.386680	13.345609	7.74%	3,287
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.384375	16.930775	17.70%	22,263
2012	13.010184	14.384375	10.56%	12,893
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.333587	13.768156	3.26%	0
2012	12.870975	13.333587	3.59%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.646159	6.46%	7,357
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.734514	7.35%	1,243
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.291577	18.715490	14.88%	1,332
2012	14.926410	16.291577	9.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.845023	21.510824	20.54%	37,040
2012	15.925956	17.845023	12.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.974615	16.298023	8.84%	0
2012	14.071828	14.974615	6.42%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.456042	20.748524	34.24%	0
2012	13.250874	15.456042	16.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	24.074509	31.550414	31.05%	628
2012	20.806439	24.074509	15.71%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	10.019216	9.868932	-1.50%	697
2012	10.172213	10.019216	-1.50%	640
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.343265	14.943173	-2.61%	3,656
2012	13.877508	15.343265	10.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.229482	11.007230	19.26%	0
2012	8.111439	9.229482	13.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.940116	13.160554	32.40%	0
2012	8.689350	9.940116	14.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.384732	12.481965	33.00%	0
2012	8.102602	9.384732	15.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.256516	14.002987	36.53%	0
2012	9.082922	10.256516	12.92%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.170595	14.928741	33.64%	1,322
2012	9.747754	11.170595	14.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.747665	22.328965	41.79%	0
2012	14.137076	15.747665	11.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.385855	32.254860	37.92%	87
2012	19.735508	23.385855	18.50%	105
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.802509	30.184230	38.44%	0
2012	19.210199	21.802509	13.49%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.606084	20.105154	28.83%	0
2012	13.917143	15.606084	12.14%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.911512	11.038053	1.16%	6,306
2012	9.584620	10.911512	13.84%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.683009	16.83%	1,084
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.659964	10.511125	-1.40%	0
2012	10.454338	10.659964	1.97%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.552670	25.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.731408	16.243345	18.29%	334
2012	11.659822	13.731408	17.77%	360
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.146540	10.740556	5.85%	0
2012*	10.000000	10.146540	1.47%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.265293	11.692584	13.90%	0
2012*	10.000000	10.265293	2.65%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.282947	11.340761	10.29%	0
2012*	10.000000	10.282947	2.83%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.698524	21.619216	29.47%	14
2012	14.538622	16.698524	14.86%	16
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.392100	32.401575	38.52%	869
2012	20.182810	23.392100	15.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.610149	10.462421	-1.39%	2,120
2012*	10.000000	10.610149	6.10%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.945992	11.914392	-7.97%	0
2012	12.490136	12.945992	3.65%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.741977	11.538994	-1.73%	948
2012	11.273050	11.741977	4.16%	862
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.775226	10.379361	-3.67%	3,304
2012	9.990587	10.775226	7.85%	2,279
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.774016	21.903420	48.26%	5,197
2012	11.450026	14.774016	29.03%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.626904	10.458766	8.64%	144
2012*	10.000000	9.626904	-3.73%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.355079	24.201975	47.98%	786
2012	15.393121	16.355079	6.25%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.617220	31.985756	35.43%	7,780
2012	20.260226	23.617220	16.57%	524
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.133644	11.161427	10.14%	5,076
2012*	10.000000	10.133644	1.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.699118	13.237451	-9.94%	28,158
2012	13.911245	14.699118	5.66%	6,220
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.748872	20.130619	27.82%	13,154
2012	13.770885	15.748872	14.36%	1,274
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.114716	12.001161	18.65%	308,996
2012*	10.000000	10.114716	1.15%	40,445
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.350274	15.030474	12.59%	99,305
2012	12.338136	13.350274	8.20%	8,139
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.209756	22.10%	4,657
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.633971	32.724659	38.46%	2,616
2012	20.752350	23.633971	13.89%	836
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	17.004166	22.037215	29.60%	6,118
2012	14.965480	17.004166	13.62%	525
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.548607	20.863931	18.89%	4,194
2012	16.193027	17.548607	8.37%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.147371	14.644250	11.39%	21,424
2012	11.974613	13.147371	9.79%	21,117
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.295195	15.127960	13.79%	4,483
2012	11.949934	13.295195	11.26%	3,183
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.195500	15.764209	19.47%	2,803
2012	11.642957	13.195500	13.33%	1,176

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.146646	19.724711	22.16%	4,787
2012	15.668033	16.146646	3.05%	1,438
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.989318	21.369676	25.78%	81,807
2012	14.750481	16.989318	15.18%	6,111
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.786436	22.464534	33.83%	51,914
2012	14.912234	16.786436	12.57%	6,019
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.883368	13.378745	-3.63%	0
2012	13.360935	13.883368	3.91%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	26.185373	35.008988	33.70%	12,863
2012	23.229340	26.185373	12.73%	2,231
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.590343	16.124651	28.07%	5,951
2012	10.623088	12.590343	18.52%	1,719
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.067148	12.260892	21.79%	19,616
2012	8.871033	10.067148	13.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.954481	14.524375	12.12%	98,914
2012	11.686925	12.954481	10.85%	7,095
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	24.176676	32.411142	34.06%	388
2012	20.754378	24.176676	16.49%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.888395	-1.12%	10,154
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.067227	12.175279	20.94%	6,372
2012	8.972036	10.067227	12.21%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.275050	17.232436	29.81%	20,924
2012	11.002007	13.275050	20.66%	1,447

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.938515	12.563216	26.41%	5,463
2012*	10.000000	9.938515	-0.61%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.554536	16.689770	23.13%	129,858
2012	11.558890	13.554536	17.27%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.793279	11.735716	8.73%	37,419
2012*	10.000000	10.793279	7.93%	5,177
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.047642	12.846881	27.86%	40,681
2012*	10.000000	10.047642	0.48%	6,558
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.280441	27.407642	28.79%	9,382
2012	17.461218	21.280441	21.87%	3,806
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.939732	13.242263	33.23%	13,168
2012*	10.000000	9.939732	-0.60%	2,182
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.954850	33.685224	12.45%	1,581
2012	26.897782	29.954850	11.37%	422
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.207292	14.184069	38.96%	15,212
2012*	10.000000	10.207292	2.07%	528
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.974532	25.317220	33.43%	14,086
2012	16.640806	18.974532	14.02%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.828295	14.855551	25.59%	55,633
2012	10.369104	11.828295	14.07%	4,371
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.145037	12.918678	27.34%	21,258
2012	9.061649	10.145037	11.96%	3,954
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.394976	19.946708	29.57%	20,551
2012	13.671001	15.394976	12.61%	3,116

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.409307	13.840957	21.31%	313,650
2012	10.020388	11.409307	13.86%	98,833
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.587676	11.108794	-4.13%	145,900
2012	11.219328	11.587676	3.28%	49,822
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.923253	15.092915	26.58%	43,900
2012	9.925368	11.923253	20.13%	1,234
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.664096	13.600737	27.54%	77,871
2012	9.231445	10.664096	15.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.280938	12.143349	30.84%	204,535
2012	8.057376	9.280938	15.19%	71,955
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.274269	22.998312	33.14%	9,396
2012	14.856263	17.274269	16.28%	745
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.708625	12.299836	41.24%	16,357
2012	7.575239	8.708625	14.96%	2,956
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	10.011241	13.648971	36.34%	2,626
2012	9.134578	10.011241	9.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.606118	12.238624	27.40%	50,740
2012	8.404994	9.606118	14.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.739944	12.117125	12.82%	132,934
2012	9.827937	10.739944	9.28%	69,557
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.310816	12.301449	19.31%	59,270
2012	9.220877	10.310816	11.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.166474	11.529829	3.25%	11,079
2012	10.556847	11.166474	5.77%	4,454
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.803853	8.04%	8,338

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.942101	9.42%	92,258
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.536222	12.213602	15.92%	361,850
2012	9.529175	10.536222	10.57%	13,065
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	10.017858	12.250727	22.29%	146,794
2012	8.885150	10.017858	12.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.934659	11.968960	9.46%	44,782
2012	10.098600	10.934659	8.28%	40,930
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.185985	11.735766	-3.69%	495
2012	11.522414	12.185985	5.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.169096	12.692890	-3.62%	3,105
2012	12.494405	13.169096	5.40%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.158533	12.422870	-5.59%	2,160
2012	12.976355	13.158533	1.40%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.749583	8.964887	15.68%	2,179
2012	6.835126	7.749583	13.38%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.720863	10.384440	19.08%	6,041
2012	7.497524	8.720863	16.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.551422	23.228642	25.21%	32,511
2012	16.266809	18.551422	14.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.296005	14.839596	11.61%	68,221
2012	12.353220	13.296005	7.63%	10,679
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.330900	16.850710	17.58%	83,033
2012	12.975019	14.330900	10.45%	2,971
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.200453	13.616857	3.15%	9,800
2012	12.755443	13.200453	3.49%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.638928	6.39%	12,203
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.727233	7.27%	35,700
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	16.128952	18.509872	14.76%	146,025
2012	14.792455	16.128952	9.03%	12,142
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.666886	21.274489	20.42%	85,178
2012	15.783031	17.666886	11.94%	2,893
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.825135	16.118956	8.73%	19,495
2012	13.945554	14.825135	6.31%	24,423
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.398590	20.650430	34.11%	5,213
2012	13.215069	15.398590	16.52%	740
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.834214	31.203815	30.92%	1,676
2012	20.619756	23.834214	15.59%	43
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.918820	9.760122	-1.60%	14,880
2012	10.080544	9.918820	-1.60%	5,529
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.190129	14.779017	-2.71%	29,805
2012	13.753001	15.190129	10.45%	396
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.185849	10.944064	19.14%	31,326
2012	8.081307	9.185849	13.67%	2,763
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.893093	13.085001	32.26%	25,072
2012	8.657050	9.893093	14.28%	2,712
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.340331	12.410294	32.87%	26,355
2012	8.072481	9.340331	15.71%	1,800
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.207959	13.922552	36.39%	11,802
2012	9.049132	10.207959	12.81%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.117741	14.843036	33.51%	7,136
2012	9.711509	11.117741	14.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.590460	22.083646	41.65%	4,931
2012	14.010209	15.590460	11.28%	710
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	23.152434	31.900538	37.78%	6,731
2012	19.558424	23.152434	18.38%	216
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.584842	29.852578	38.30%	4,178
2012	19.037780	21.584842	13.38%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.450290	19.884247	28.70%	1,853
2012	13.792245	15.450290	12.02%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.859827	10.974612	1.06%	50,465
2012	9.548921	10.859827	13.73%	6,559
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.675089	16.75%	39,309
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.609527	10.450771	-1.50%	7,020
2012	10.415485	10.609527	1.86%	2,174
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.544163	25.44%	4,881
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.680366	16.166548	18.17%	10,272
2012	11.628298	13.680366	17.65%	2,815
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.144884	10.727895	5.75%	0
2012*	10.000000	10.144884	1.45%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.263615	11.678813	13.79%	226
2012*	10.000000	10.263615	2.64%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.281267	11.327403	10.18%	0
2012*	10.000000	10.281267	2.81%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.531856	21.381734	29.34%	9,359
2012	14.408177	16.531856	14.74%	288
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	23.158650	32.045669	38.37%	2,556
2012	20.001744	23.158650	15.78%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.602967	10.444724	-1.49%	92,049
2012*	10.000000	10.602967	6.03%	5,013
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.897848	11.858036	-8.06%	7,236
2012	12.456362	12.897848	3.54%	830
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.698304	11.484399	-1.83%	44,754
2012	11.242559	11.698304	4.05%	7,900
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.756996	10.351278	-3.77%	133,057
2012	9.983857	10.756996	7.74%	39,862
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.734130	21.822141	48.11%	21,320
2012	11.430744	14.734130	28.90%	410
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.620384	10.441073	8.53%	22,959
2012*	10.000000	9.620384	-3.80%	7,474
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.220645	23.978696	47.83%	29,021
2012	15.282160	16.220645	6.14%	2,424

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.381241	31.634014	35.30%	0
2012	20.078239	23.381241	16.45%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.550439	13.090229	-10.04%	0
2012	13.784575	14.550439	5.56%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.626579	19.954013	27.69%	0
2012	13.677888	15.626579	14.25%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.113057	11.987007	18.53%	0
2012*	10.000000	10.113057	1.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.300593	14.959326	12.47%	0
2012	12.304760	13.300593	8.09%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.201470	22.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.397810	32.364793	38.32%	0
2012	20.565940	23.397810	13.77%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.834269	21.794874	29.47%	0
2012	14.831041	16.834269	13.51%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.373295	20.634522	18.77%	0
2012	16.047584	17.373295	8.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	13.045289	14.515785	11.27%	0
2012	11.893752	13.045289	9.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.191944	14.995220	13.67%	0
2012	11.869228	13.191944	11.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	13.093033	15.625909	19.35%	0
2012	11.564320	13.093033	13.22%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	16.021249	19.551647	22.04%	0
2012	15.562209	16.021249	2.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.819552	21.134660	25.66%	0
2012	14.617971	16.819552	15.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.618698	22.217472	33.69%	338
2012	14.778272	16.618698	12.45%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.744646	13.231597	-3.73%	0
2012	13.240928	13.744646	3.80%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.923735	34.624003	33.56%	0
2012	23.020684	25.923735	12.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.479918	15.967013	27.94%	0
2012	10.540652	12.479918	18.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.866930	14.411563	12.00%	1,026
2012	11.619776	12.866930	10.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.935102	32.054706	33.92%	0
2012	20.567941	23.935102	16.37%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.881676	-1.18%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.045072	12.136149	20.82%	0
2012	8.961424	10.045072	12.09%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.931779	12.541964	26.28%	0
2012*	10.000000	9.931779	-0.68%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.504107	16.610787	23.01%	0
2012	11.527620	13.504107	17.15%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.785977	11.715861	8.62%	1,241
2012*	10.000000	10.785977	7.86%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.040834	12.825132	27.73%	0
2012*	10.000000	10.040834	0.41%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	21.067810	27.106237	28.66%	0
2012	17.304362	21.067810	21.75%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.932885	13.219712	33.09%	0
2012*	10.000000	9.932885	-0.67%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.655511	33.314737	12.34%	0
2012	26.656151	29.655511	11.25%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.200379	14.160071	38.82%	531
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.784931	25.038792	33.29%	0
2012	16.491322	18.784931	13.91%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.796298	14.800315	25.47%	996
2012	10.351608	11.796298	13.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.127873	12.883727	27.21%	0
2012	9.055526	10.127873	11.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.337695	19.852310	29.43%	767
2012	13.634017	15.337695	12.50%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.332197	13.733446	21.19%	4,339
2012	9.962813	11.332197	13.74%	512
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.509405	11.022540	-4.23%	5,086
2012	11.154904	11.509405	3.18%	501
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.842648	14.975661	26.46%	0
2012	9.868315	11.842648	20.01%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.592016	13.495092	27.41%	0
2012	9.178394	10.592016	15.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.227568	12.061248	30.71%	5,242
2012	8.019205	9.227568	15.07%	649
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	17.101632	22.745360	33.00%	339
2012	14.722794	17.101632	16.16%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.667391	12.229160	41.09%	0
2012	7.547054	8.667391	14.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.963831	13.570562	36.20%	0
2012	9.100603	9.963831	9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.796517	7.97%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.486339	12.143433	15.80%	0
2012	9.493730	10.486339	10.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.128324	11.668360	-3.79%	0
2012	11.479579	12.128324	5.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.106782	12.619991	-3.71%	0
2012	12.447959	13.106782	5.29%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	13.027084	12.286278	-5.69%	0
2012	12.859823	13.027084	1.30%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.712871	8.913363	15.56%	0
2012	6.809681	7.712871	13.26%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.661863	10.303705	18.95%	0
2012	7.454397	8.661863	16.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.366053	22.973178	25.09%	0
2012	16.120682	18.366053	13.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	13.068618	13.467169	3.05%	0
2012	12.640931	13.068618	3.38%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.967796	18.306317	14.65%	0
2012	14.659593	15.967796	8.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.490352	21.040498	20.30%	0
2012	15.641258	17.490352	11.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.677045	15.941727	8.62%	424
2012	13.820321	14.677045	6.20%	431
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.341284	20.552673	33.97%	0
2012	13.179314	15.341284	16.40%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.596073	30.860662	30.79%	0
2012	20.434535	23.596073	15.47%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.819323	9.652396	-1.70%	0
2012	9.989602	9.819323	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	15.038426	14.616534	-2.81%	483
2012	13.629522	15.038426	10.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.142317	10.881151	19.02%	0
2012	8.051216	9.142317	13.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.846233	13.009812	32.13%	0
2012	8.624835	9.846233	14.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.296096	12.338983	32.73%	0
2012	8.042434	9.296096	15.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.159648	13.842586	36.25%	650
2012	9.015486	10.159648	12.69%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.065093	14.757742	33.37%	613
2012	9.675375	11.065093	14.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.434684	21.840806	41.50%	276
2012	13.884361	15.434684	11.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.921069	31.549689	37.64%	193
2012	19.382715	22.921069	18.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.369151	29.524266	38.16%	0
2012	18.866762	21.369151	13.26%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.295902	19.665564	28.57%	0
2012	13.668346	15.295902	11.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.808349	10.911489	0.95%	640
2012	9.513349	10.808349	13.61%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.667162	16.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.629435	16.089992	18.05%	0
2012	11.596824	13.629435	17.53%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.143221	10.715249	5.64%	0
2012*	10.000000	10.143221	1.43%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.261940	11.665048	13.67%	0
2012*	10.000000	10.261940	2.62%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.279583	11.314036	10.06%	0
2012*	10.000000	10.279583	2.80%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.366709	21.146639	29.21%	0
2012	14.278780	16.366709	14.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.927266	31.693294	38.23%	0
2012	19.822086	22.927266	15.67%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.654767	11.430031	-1.93%	0
2012	11.212140	11.654767	3.95%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.738805	10.323271	-3.87%	0
2012	9.977132	10.738805	7.63%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.694301	21.741054	47.96%	49,680
2012	11.411460	14.694301	28.77%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	16.087110	23.757157	47.68%	0
2012	15.171806	16.087110	6.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.329952	12.872186	-10.17%	0
2012	13.596485	14.329952	5.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.444726	19.691725	27.50%	0
2012	13.539412	15.444726	14.07%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.110570	11.965780	18.35%	0
2012*	10.000000	10.110570	1.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	23.047568	31.831718	38.11%	0
2012	20.289105	23.047568	13.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.582303	21.435938	29.27%	0
2012	14.631439	16.582303	13.33%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	17.113277	20.294696	18.59%	0
2012	15.831612	17.113277	8.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.567748	20.786507	25.46%	0
2012	14.421183	16.567748	14.88%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.369918	21.851505	33.49%	0
2012	14.579335	16.369918	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.538964	13.013706	-3.88%	0
2012	13.062768	13.538964	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.535746	34.053791	33.36%	0
2012	22.710878	25.535746	12.44%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.315924	15.733181	27.75%	0
2012	10.418061	12.315924	18.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.736606	14.243831	11.83%	0
2012	11.519704	12.736606	10.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.576811	31.526727	33.72%	0
2012	20.291086	23.576811	16.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.871599	-1.28%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	10.011908	12.077643	20.63%	0
2012	8.945515	10.011908	11.92%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.752441	26.659761	28.47%	0
2012	17.071424	20.752441	21.56%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.922620	13.185918	32.89%	0
2012*	10.000000	9.922620	-0.77%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.503779	24.626427	33.09%	0
2012	16.269377	18.503779	13.73%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.102135	12.831377	27.02%	0
2012	9.046352	10.102135	11.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.217368	13.573557	21.00%	5,834
2012	9.876964	11.217368	13.57%	3,677
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.392820	10.894232	-4.38%	0
2012	11.058827	11.392820	3.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.845598	22.370662	32.80%	0
2012	14.524582	16.845598	15.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.785501	7.86%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.728790	18.004799	14.47%	0
2012	14.462282	15.728790	8.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.457393	15.679197	8.45%	0
2012	13.634356	14.457393	6.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.242853	30.352358	30.59%	0
2012	20.159477	23.242853	15.29%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.671770	9.492846	-1.85%	0
2012	9.854573	9.671770	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.577981	31.030082	37.44%	0
2012	19.121810	22.577981	18.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.655259	16.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.140730	10.696276	5.48%	0
2012*	10.000000	10.140730	1.41%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.259416	11.644390	13.50%	0
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.277058	11.294009	9.90%	0
2012*	10.000000	10.277058	2.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	16.121711	20.798334	29.01%	0
2012	14.086578	16.121711	14.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.584078	31.171298	38.02%	0
2012	19.555273	22.584078	15.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.585007	10.400537	-1.74%	1,866
2012*	10.000000	10.585007	5.85%	968
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.589647	11.348829	-2.08%	0
2012	11.166580	11.589647	3.79%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.711515	10.281324	-4.02%	0
2012	9.967028	10.711515	7.47%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.634667	21.619829	47.73%	0
2012	11.382550	14.634667	28.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.888672	23.428352	47.45%	0
2012	15.007617	15.888672	5.87%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2013	22.800524	30.769933	34.95%	219
2012	19.629588	22.800524	16.15%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2013	10.109592	11.095351	9.75%	2,947
2012*	10.000000	10.109592	1.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	14.184631	12.728673	-10.26%	0
2012	13.472357	14.184631	5.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2013	15.324475	19.518511	27.37%	0
2012	13.447730	15.324475	13.96%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2013	10.108911	11.951624	18.23%	304
2012*	10.000000	10.108911	1.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	13.176970	14.782617	12.19%	733
2012	12.221543	13.176970	7.82%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2013*	10.000000	12.180737	21.81%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2013	22.816722	31.480821	37.97%	0
2012	20.106417	22.816722	13.48%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2013	16.416157	21.199542	29.14%	0
2012	14.499648	16.416157	13.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2013	16.941897	20.071000	18.47%	0
2012	15.689093	16.941897	7.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2013	12.793112	14.198993	10.99%	0
2012	11.693642	12.793112	9.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2013	12.936935	14.667963	13.38%	0
2012	11.669522	12.936935	10.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2013	12.839946	15.284923	19.04%	0
2012	11.369757	12.839946	12.93%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2013	15.711387	19.124767	21.73%	0
2012	15.300242	15.711387	2.69%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2013	16.401790	20.557336	25.34%	478
2012	14.291310	16.401790	14.77%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2013	16.205978	21.610653	33.35%	1,232
2012	14.448071	16.205978	12.17%	597
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2013	13.403317	12.870188	-3.98%	0
2012	12.945119	13.403317	3.54%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2013	25.279972	33.678383	33.22%	493
2012	22.506390	25.279972	12.32%	396
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2013	12.207635	15.578978	27.62%	1,592
2012	10.337011	12.207635	18.10%	1,688
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	9.901081	12.015766	21.36%	3,254
2012	8.755911	9.901081	13.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013	12.650361	14.132974	11.72%	3,278
2012	11.453388	12.650361	10.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2013	23.340627	31.179122	33.58%	0
2012	20.108351	23.340627	16.07%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013*	10.000000	9.864869	-1.35%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2013	9.989832	12.038745	20.51%	335
2012	8.934918	9.989832	11.81%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2013	13.173078	17.039279	29.35%	0
2012	10.956550	13.173078	20.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	13.378593	16.414568	22.69%	4,184
2012	11.449652	13.378593	16.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2013	10.023807	12.770848	27.41%	1,435
2012*	10.000000	10.023807	0.24%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2013	20.544547	26.365808	28.33%	0
2012	16.917674	20.544547	21.44%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2013	9.915766	13.163399	32.75%	0
2012*	10.000000	9.915766	-0.84%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2013	28.918947	32.404704	12.05%	0
2012	26.060546	28.918947	10.97%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2013	10.183068	14.100140	38.47%	0
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2013	18.318495	24.355034	32.95%	1,142
2012	16.122926	18.318495	13.62%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2013	11.716593	14.662964	25.15%	0
2012	10.307925	11.716593	13.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013	10.084994	12.796551	26.89%	0
2012	9.040233	10.084994	11.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2013	15.195144	19.617821	29.11%	0
2012	13.541825	15.195144	12.21%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	11.141370	13.467867	20.88%	0
2012	9.820076	11.141370	13.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2013	11.315634	10.809399	-4.47%	0
2012	10.995134	11.315634	2.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2013	11.643199	14.686033	26.13%	0
2012	9.726901	11.643199	19.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2013	10.413584	13.234019	27.08%	2,101
2012	9.046835	10.413584	15.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2013	9.095307	11.858170	30.38%	0
2012	7.924459	9.095307	14.78%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2013	16.676857	22.124037	32.66%	570
2012	14.393787	16.676857	15.86%	594
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2013	8.564913	12.053878	40.74%	0
2012	7.476887	8.564913	14.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2013	9.846058	13.376068	35.85%	0
2012	9.016009	9.846058	9.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	10.562844	11.874946	12.42%	0
2012	9.700454	10.562844	8.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	10.140761	12.055552	18.88%	0
2012	9.101244	10.140761	11.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.982338	11.299369	2.89%	0
2012	10.419919	10.982338	5.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.778167	7.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	10.362445	11.969453	15.51%	0
2012	9.405547	10.362445	10.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	9.852628	12.005828	21.85%	0
2012	8.769858	9.852628	12.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	10.754332	11.729710	9.07%	0
2012	9.967594	10.754332	7.89%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2013	11.985097	11.501237	-4.04%	0
2012	11.373008	11.985097	5.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	12.952001	12.439242	-3.96%	0
2012	12.332403	12.952001	5.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2013	12.703573	11.950681	-5.93%	0
2012	12.572529	12.703573	1.04%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2013	7.621717	8.785622	15.27%	0
2012	6.746396	7.621717	12.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2013	8.515928	10.104360	18.65%	0
2012	7.347534	8.515928	15.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2013	17.909927	22.345704	24.77%	0
2012	15.760488	17.909927	13.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2013	13.123412	14.594888	11.21%	0
2012	12.236480	13.123412	7.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2013	14.144874	16.572851	17.17%	0
2012	12.852412	14.144874	10.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2013	12.744055	13.099296	2.79%	0
2012	12.358508	12.744055	3.12%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2013	15.571226	17.806277	14.35%	0
2012	14.332048	15.571226	8.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2013	17.056007	20.465842	19.99%	0
2012	15.291798	17.056007	11.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2013	14.312546	15.506288	8.34%	0
2012	13.511552	14.312546	5.93%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2013	15.198751	20.309979	33.63%	0
2012	13.090219	15.198751	16.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2013	23.010003	30.017686	30.45%	0
2012	19.977903	23.010003	15.18%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2013	9.574509	9.387808	-1.95%	0
2012	9.765449	9.574509	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013	14.664939	14.217275	-3.05%	813
2012	13.325004	14.664939	10.06%	687
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	9.034304	10.725252	18.72%	0
2012	7.976413	9.034304	13.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	9.729903	12.823434	31.79%	0
2012	8.544698	9.729903	13.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	9.186203	12.162131	32.40%	0
2012	7.967675	9.186203	15.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	10.039569	13.644232	35.90%	0
2012	8.931698	10.039569	12.40%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	10.934308	14.546263	33.03%	0
2012	9.585454	10.934308	14.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2013	15.051287	21.244174	41.15%	0
2012	13.574086	15.051287	10.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2013	22.351848	30.688022	37.30%	0
2012	18.949634	22.351848	17.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2013	20.838481	28.717928	37.81%	430
2012	18.445249	20.838481	12.97%	481
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2013	14.915989	19.128379	28.24%	0
2012	13.362918	14.915989	11.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013	10.680542	10.755035	0.70%	1,062
2012	9.424859	10.680542	13.32%	951
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2013*	10.000000	11.647335	16.47%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.434583	10.241887	-1.85%	0
2012	10.280398	10.434583	1.50%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2013	13.502774	15.899946	17.75%	0
2012	11.518399	13.502774	17.23%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2013	10.139064	10.683618	5.37%	0
2012*	10.000000	10.139064	1.39%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.257731	11.630621	13.38%	0
2012*	10.000000	10.257731	2.58%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2013	10.275369	11.280647	9.78%	0
2012*	10.000000	10.275369	2.75%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2013	15.960199	20.569009	28.88%	612
2012	13.959700	15.960199	14.33%	610
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2013	22.357865	30.827666	37.88%	0
2012	19.379189	22.357865	15.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	11.546390	11.294935	-2.18%	1,581
2012	11.136275	11.546390	3.68%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.693354	10.253435	-4.11%	4,332
2012	9.960299	10.693354	7.36%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2013	14.595017	21.539315	47.58%	424
2012	11.363302	14.595017	28.44%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2013	9.597551	10.379231	8.14%	1,133
2012*	10.000000	9.597551	-4.02%	1,001
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2013	15.757536	23.211348	47.30%	0
2012	14.898983	15.757536	5.76%	0

"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177729) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177729) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm."
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm."
(15)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(16)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm".

The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(h), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(23)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(24)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177729) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 1,520 and 906 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on July 2, 2014.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on July 2, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact